Organization, Operations and Summary of Significant Accounting Policies: Revenue Recognition, Policy (Policies)	12 Months Ended
Jun. 30, 2015
Policies
Revenue Recognition, Policy

Revenue recognition

The Company applies paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when it is realized or realizable and earned less estimated future doubtful accounts. The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the product has been shipped or the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.

Revenue is recognized on an accrual basis as earned under contract or license agreements. License fees are taken up in the period they become due. Revenue from ongoing license fees is recognized on an accrual basis in the period it is earned and invoiced.